Commitments and Contingencies (Details 1) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Future minimum rental payments for operating leases
2014	$ 192,000	$ 333,000
2015	327,000	319,000
2016	329,000	329,000
2017	3,000	3,000
2018	2,000	2,000
Total future minimum rental payments, operating leases	$ 853,000	$ 986,000